Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
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Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are shown below:

			12.31.2023	12.31.2022
Temporarily non-deductible provisions	(i	)	167.0	111.8
Tax loss carryforwards			1.1	16.6
Functional currency effect of the non monetary assets	(ii	)	(316.5)	(428.8)
Gains not realized			33.0	20.8
Effect of differences by fixed asset			(55.1)	(39.0)
Other differences between basis: account x tax	(i i i	)	3.5	(3.9)

Deferred tax assets (liabilities), net			(167.0)	(322.5)

Total deferred tax asset			137.7	48.1
Total deferred tax liability			(304.7)	(370.6)

(i)
Temporarily
non-deductible
provisions include accounting provisions, foreign exchange rate gains or losses included in income tax calculation when cash-settled, and other differences which will be included or excluded in income tax calculation when realized for fiscal purposes.

(ii)
As the tax basis for the majority of the Company’s assets and liabilities is maintained in reais and the accounting basis is measured in US$ (functional currency), the fluctuations in the exchange rate significantly impacted the tax basis and, in turn, the deferred income tax.

(iii)	Refers to differences between the accounting and tax bases of assets and liabilities, such as adjustments to contract revenues, borrowing costs, impairment, among others.

Changes in Deferred Income Tax
Below, the movement of deferred taxes that affected the result:

	From the statement of income	Other comprehensive income	Total

At December 31, 2020	(418.8)	48.7	(370.1)

Temporarily non-deductible provisions	21.6	—	21.6
Tax loss carryforwards	6.6	—	6.6
Functional currency effect of the non-monetary assets	(19.8)	—	(19.8)
Gains not realized	0.2	—	0.2
Effect of differences by fixed asset	(35.5)	—	(35.5)
Differences between basis: account x tax	(11.5)	2.0	(9.5)
Discontinued operation	(1.7)	—	(1.7)

At December 31, 2021	(458.9)	50.7	(408.2)

Temporarily non-deductible provisions	(43.5)	—	(43.5)
Tax loss carryforwards	9.5	—	9.5
Functional currency effect of the non-monetary assets	100.3	—	100.3
Gains not realized	6.1	—	6.1
Effect of differences by fixed asset	(17.6)	—	(17.6)
Differences between basis: account x tax	32.0	(1.1)	30.9

At December 31, 2022	(372.1)	49.6	(322.5)

Temporarily non-deductible provisions	55.2	—	55.2
Tax loss carryforwards	(15.5)	—	(15.5)
Functional currency effect of the non-monetary assets	112.3	—	112.3
Gains not realized	12.2	—	12.2
Effect of differences by fixed asset	(16.1)	—	(16.1)
Other differences between basis: account x tax	4.5	2.9	7.4

At December 31, 2023	(219.5)	52.5	(167.0)

Reconciliation of Income Tax Expense
23.3 Reconciliation of income tax expense

			12.31.2023	12.31.2022	12.31.2021
Income (loss) before income tax			120.7	(205.8)	27.4

Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%			(41.0)	70.0	(9.3)

Tax on profits of overseas subsidiaries			(8.2)	(76.8)	(92.1)
Transfer Pricing and Thin Capitalization			(1.5)	(2.6)	(36.3)
Functional currency effect of the non-monetary assets			132.4	134.4	(60.0)
Research and development tax incentives			16.6	4.0	1.2
Equity in the earnings of subsidiaries			3.8	2.7	0.4
Non-reconized DTA on tax losses carryfoward			(40.4)	(125.4)	(68.2)
Diferent tax rates in subsidiaries			110.5	33.2	28.2
Other differences between accounting and fiscal basis	(i	)	(128.6)	(37.2)	165.2

			84.6	(67.7)	(61.6)

Income tax and social contribution income (expense) benefit as reported			43.6	2.3	(70.9)

Current income tax and social contribution expense as reported			(109.0)	(84.5)	(32.5)
Deferred income tax and social contribution income (expense) benefit as reported			152.6	86.8	(38.4)
Effective rate			36.1%	-1.1%	-258.8%

(i)	Refers substantially to the variation on the exchange rate on the conversion of the P&L accounts, the effects of which are neutralized for tax purposes.